Intangibles assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets Net, Movement
Intangible assets, net movement for the years ended December 31, 2023 and 2022, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2023	$8,188	$3,530	$12,191	$23,909
Additions	—	263	7,469	7,732
Disposals	—	—	—	—
Currency Translation Adjustment	811	369	1,707	2,887
December 31, 2023	$8,999	$4,162	$21,367	$34,528

Accumulated amortization
January 1, 2023	$—	$(2,052)	$(1,894)	$(3,946)
Additions	—	(698)	(2,130)	(2,828)
Disposals	—	—	—	—
Currency Translation Adjustment	—	(251)	(318)	(569)
December 31, 2023	$—	$(3,001)	$(4,342)	$(7,343)
Net book value at December 31, 2023	$8,999	$1,161	$17,025	$27,185

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2022	$8,298	$3,090	$6,359	$17,747
Additions	—	464	5,820	6,284
Disposals	—	—	(80)	(80)
Currency Translation Adjustment	(110)	(24)	92	(42)
December 31, 2022	$8,188	$3,530	$12,191	$23,909

Accumulated amortization
January 1, 2022	$—	$(1,432)	$(642)	$(2,074)
Additions	—	(618)	(1,162)	(1,780)
Disposals	—	—	7	7
Currency Translation Adjustment	—	(2)	(97)	(99)
December 31, 2022	$—	$(2,052)	$(1,894)	$(3,946)
Net book value at December 31, 2022	$8,188	$1,478	$10,297	$19,963